Unaudited Interim Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Income	6 Months Ended
	Jun. 30, 2026 MYR (RM) RM / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 MYR (RM) RM / shares shares
Statements [Line Items]
Total revenue	RM 48,544,240	$ 11,887,026	RM 47,867,433
Total cost of sales	(34,470,647)	(8,440,826)	(38,224,086)
Gross profit	14,073,593	3,446,200	9,643,347
Selling and administrative expenses	(5,803,205)	(1,421,031)	(3,250,981)
Selling and administrative expenses from related parties	(1,839,221)	(450,370)	(617,923)
Income from operations before income tax	6,431,167	1,574,799	5,774,443
Other income	50,948	12,477	822,043
Finance costs	(173,080)	(42,382)	(132,800)
Profit before income tax	6,309,035	1,544,894	6,463,686
Income tax expense	(1,371,535)	(335,849)	(981,662)
Net Profit for the period, representing total comprehensive income for the period	4,937,500	1,209,045	5,482,024
Profit attributable to:
Equity owners of the Company	4,844,370	1,186,240	5,416,870
Non-controlling interests	93,130	22,805	65,154
Total	RM 4,937,500	$ 1,209,045	RM 5,482,024
Weighted Average Number of Common Shares Outstanding – Basic (in Shares)	20,163,811	20,163,811	11,931,215
Weighted Average Number of Common Shares Outstanding – Diluted (in Shares)	20,163,811	20,163,811	11,931,215
Basic Net Income per Share | (per share)	RM 0.2403	$ 0.0588	RM 0.454
Diluted Net Income per Share | (per share)	RM 0.2403	$ 0.0588	RM 0.454
Revenue
Statements [Line Items]
Total revenue	RM 48,544,240	$ 11,887,026	RM 47,867,433
Cost of Sales
Statements [Line Items]
Total cost of sales	RM (34,470,647)	$ (8,440,826)	RM (38,224,086)